Earnings (Loss) Per Share - Summary of Diluted Earnings Loss Per Share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Diluted earnings per share [abstract]
Profit (loss) used in the calculation of total diluted earnings (loss) per share	₩ (4,822,549)	₩ (24,466,853)	₩ (5,304,522)
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Diluted weighted average number of shares	641,964,077	641,964,077	641,964,077
Diluted earnings (loss) per share	₩ (7,512)	₩ (38,112)	₩ (8,263)